Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 6,397	$ 12,858
Restricted cash	1,550	1,550
Accounts receivable trade, net	3,819	2,783
Inventories	5,253	4,049
Other current assets	755	1,089
Total current assets	17,774	22,329
Fixed assets:
Vessels, net	259,979	232,109
Office equipment, net	8	19
Total fixed assets	259,987	232,128
Other non-current assets:
Deferred charges	1,232	1,572
Restricted cash, non-current	1,250	1,500
Other non-current assets	0	5
TOTAL ASSETS	280,243	257,534
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	16,986	10,301
Current portion of convertible promissory notes	400	200
Trade accounts and other payables	7,888	6,350
Due to related parties	4,738	0
Accrued liabilities	3,064	2,529
Deferred revenue	223	1,850
Total current liabilities	33,299	21,230
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	203,638	198,497
Due to related parties, noncurrent	17,342	5,878
Long-term portion of convertible promissory notes	1,645	1,097
Total liabilities	255,924	226,702
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2017 and December 31, 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at June 30, 2017 and December 31, 2016, respectively	3	3
Additional paid-in capital	372,368	369,291
Accumulated deficit	(348,052)	(338,462)
Total Stockholders' equity	24,319	30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 280,243	$ 257,534